Schedule of Tax Expense Profit and Loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Loss before income tax	$ (5,090,327)	$ (995,766)	$ (2,321,827)
Domestic tax rate	25.00%	26.00%	27.50%
Expected tax expense/(benefit)	$ (1,272,582)	$ (258,899)	$ (638,502)
-Decline in value of depreciating assets	(221,095)	(12,401)	(141,285)
-R&D tax incentive	(189,402)	(136,773)	(161,467)
-Other deductible expenses	(230,118)	(142,272)	(136,009)
-R&D expenses	200,909		314,422
-Other non-deductible expenses	937,491	176,897	252,031
Income tax expense/(benefit)
Movement in unrecognized deferred tax	$ 774,797	$ 373,448	$ 510,810